Shareholder Report, Holdings (Details)	Feb. 28, 2026
American Funds® Core Plus Bond Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class A | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class A | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class A | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class A | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class A | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class A | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class A | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class A | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class A | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class A | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class C | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class C | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class C | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class C | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class C | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class C | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class C | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class C | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class C | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class C | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class F-1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class F-1 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class F-1 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class F-1 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class F-1 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class F-1 | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class F-1 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class F-1 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class F-1 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class F-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class F-1 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class F-2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class F-2 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class F-2 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class F-2 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class F-2 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class F-2 | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class F-2 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class F-2 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class F-2 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class F-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class F-2 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class F-3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class F-3 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class F-3 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class F-3 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class F-3 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class F-3 | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class F-3 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class F-3 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class F-3 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class F-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class F-3 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class 529-A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class 529-A | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class 529-A | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class 529-A | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class 529-A | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class 529-A | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class 529-A | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class 529-A | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class 529-A | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class 529-A | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class 529-A | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class 529-C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class 529-C | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class 529-C | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class 529-C | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class 529-C | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class 529-C | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class 529-C | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class 529-C | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class 529-C | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class 529-C | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class 529-C | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class 529-E
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class 529-E | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class 529-E | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class 529-E | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class 529-E | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class 529-E | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class 529-E | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class 529-E | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class 529-E | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class 529-E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class 529-E | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class 529-F-1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class 529-F-1 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class 529-F-1 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class 529-F-1 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class 529-F-1 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class 529-F-1 | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class 529-F-1 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class 529-F-1 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class 529-F-1 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class 529-F-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class 529-F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class 529-F-1 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class 529-F-2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class 529-F-2 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class 529-F-2 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class 529-F-3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class 529-F-3 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class 529-F-3 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class R-1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class R-1 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class R-1 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class R-1 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class R-1 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class R-1 | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class R-1 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class R-1 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class R-1 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class R-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class R-1 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class R-2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class R-2 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class R-2 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class R-2 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class R-2 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class R-2 | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class R-2 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class R-2 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class R-2 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class R-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class R-2 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class R-2E
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class R-2E | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class R-2E | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class R-2E | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class R-2E | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class R-2E | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class R-2E | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class R-2E | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class R-2E | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class R-2E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class R-2E | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class R-3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class R-3 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class R-3 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class R-3 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class R-3 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class R-3 | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class R-3 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class R-3 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class R-3 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class R-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class R-3 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class R-4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class R-4 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class R-4 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class R-4 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class R-4 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class R-4 | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class R-4 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class R-4 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class R-4 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class R-4 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class R-4 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class R-5E
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class R-5E | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class R-5E | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class R-5E | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class R-5E | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class R-5E | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class R-5E | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class R-5E | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class R-5E | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class R-5E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class R-5E | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class R-5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class R-5 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class R-5 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class R-5 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class R-5 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class R-5 | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class R-5 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class R-5 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class R-5 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class R-5 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class R-5 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]
American Funds® Core Plus Bond Fund - Class R-6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class R-6 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.34%
American Funds® Core Plus Bond Fund - Class R-6 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
American Funds® Core Plus Bond Fund - Class R-6 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
American Funds® Core Plus Bond Fund - Class R-6 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® Core Plus Bond Fund - Class R-6 | Bonds And Notes Of Governments And Government Agencies Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class R-6 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
American Funds® Core Plus Bond Fund - Class R-6 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Core Plus Bond Fund - Class R-6 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Core Plus Bond Fund - Class R-6 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Core Plus Bond Fund - Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class R-6 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%	[1]

[1]	Includes derivatives.